UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one): [ ] a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:   Greenhaven Associates, Inc.
        Three Manhattanville Road
        Purchase, NY 10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Chris A. Wachenheim
Title:  Vice President
Phone:  914-253-9374

Signature, Place, and Date of Signing:

/s/ Chris A. Wachenheim           Purchase, NY              April 29, 2003
-----------------------           ------------              --------------
     [Signature]                  [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number                Name

-------------------------          ------------------------------
[Repeat as necessary.]

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           COL 1                         COL 2         COL 3       COL 4       CO 5            COL 6                      COL 7
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                                        TITLE OF                   VALUE     PRINCIPAL             SHARED   VOTING AUTHORITY SHARES
------------------------------------------------------------------------------------------------------------------------------------
      NAME OF ISSUER                      CLASS        CUSIP        $000      AMOUNT       SOLE     OTHERS     SOLE        NONE
------------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies (A)                 COMMON      00846U101     35,602     2707400     337000   2370400    337000      2370400
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Airborne, Inc. (ABF)                     COMMON      009269101        784       40000                40000                  40000
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Alcan Aluminum (AL)                      COMMON      013716105     72,465     2597300      60000   2537300     60000      2537300
------------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc (AA)                           COMMON      013817101     31,168     1608278              1608278                1608278
------------------------------------------------------------------------------------------------------------------------------------
Beazer Homes (BZH)                       COMMON      07556Q105     31,975      543700      75000    468700     75000       468700
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Burlington Northern Santa Fe (BNI)       COMMON      12189T104     25,231     1013300              1013300                1013300
------------------------------------------------------------------------------------------------------------------------------------
Centex Construction Products (CXP)       COMMON      15231R109      2,164       60100      44100     16000     44100        16000
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Centex Corp (CTX)                        COMMON      152312104    235,286     4328300    1398500   2929800   1398500      2929800
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Century Aluminum (CENX)                  COMMON      156431108      5,716      905900     433400    472500    433400       472500
------------------------------------------------------------------------------------------------------------------------------------
D R Horton Inc (DHI)                     COMMON      23331A109     39,357     2049850              2049850                2049850
------------------------------------------------------------------------------------------------------------------------------------
Deere & Company (DE)                     COMMON      244199105    111,667     2844300      25000   2819300     25000      2819300
------------------------------------------------------------------------------------------------------------------------------------
Del Laboratories, Inc (DLI)              COMMON      245091103      3,146      167275     167275              167275
------------------------------------------------------------------------------------------------------------------------------------
El Paso Corp (EP)                        COMMON      28336L109     21,900     3619800     831800   2788000    831800      2788000
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EnCana Corporation (ECA)                 COMMON      292505104     76,776     2372572      17000   2355572     17000      2355572
------------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties (EOP)           COMMON      294741103        889       34925                34925                  34925
------------------------------------------------------------------------------------------------------------------------------------
Franklin Covey Co (FC)                   COMMON      353469109        207      290900               290900                 290900
------------------------------------------------------------------------------------------------------------------------------------
Frontline Limited (FRO)                  COMMON      G3682E127     14,600     1358150     865400    492750    865400       492750
------------------------------------------------------------------------------------------------------------------------------------
Genesis Energy LP (GEL)                  COMMON      371927104      2,029      431800     272300    159500    272300       159500
------------------------------------------------------------------------------------------------------------------------------------
KB Homes (KBH)                           COMMON      48666K109      7,022      154500       6000    148500      6000       148500
------------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp (LH)                     COMMON      50540R409     94,297     3180352     417900   2762452    417900      2762452
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corporation (LEN)                 COMMON      526057104     57,673     1077000      22000   1055000     22000      1055000
------------------------------------------------------------------------------------------------------------------------------------
Longview Fibre (LFB)                     COMMON      543213102      3,201      481300               481300                 481300
------------------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp (CLI)              COMMON      554489104        588       19000                19000                  19000
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Co (MON)                        COMMON      61166W101     30,288     1846800      93000   1753800     93000      1753800
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Asia Pac (APF)            COMMON      61744U106      1,369      195547               195547                 195547
------------------------------------------------------------------------------------------------------------------------------------
Omega Protein (OME)                      COMMON      68210P107      2,940      525000     525000              525000
------------------------------------------------------------------------------------------------------------------------------------
OMI Corp (OMM)                           COMMON      Y6476W104      9,938     2114500    1614500    500000   1614500       500000
------------------------------------------------------------------------------------------------------------------------------------
Pope & Talbot (POP)                      COMMON      732827100        270       21500                21500                  21500
------------------------------------------------------------------------------------------------------------------------------------
Pulte Homes Inc. (PHM)                   COMMON      745867101    150,661     3004200    1165000   1839200   1165000      1839200
------------------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty (RA)           COMMON      75621K106        380       20200                20200                  20200
------------------------------------------------------------------------------------------------------------------------------------
Ryder Systems Inc. (R)                   COMMON      783549108     92,221     4496400    1296300   3200100   1296300      3200100
------------------------------------------------------------------------------------------------------------------------------------
Ryland Group (RYL)                       COMMON      783764103      6,323      146400      10000    136400     10000       136400
------------------------------------------------------------------------------------------------------------------------------------
Snap-On (SNA)                            COMMON      833034101     34,384     1388700      99600   1289100     99600      1289100
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  COLUMN TOTAL                                                  1,202,519
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


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

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           COL 1                         COL 2         COL 3       COL 4       CO 5            COL 6                      COL 7
-----------------------------------------------------------------------------------------------------------------------------------
                                        TITLE OF                   VALUE     PRINCIPAL             SHARED   VOTING AUTHORITY SHARES
------------------------------------------------------------------------------------------------------------------------------------
      NAME OF ISSUER                      CLASS        CUSIP        $000      AMOUNT       SOLE     OTHERS     SOLE        NONE
------------------------------------------------------------------------------------------------------------------------------------
Stolt Offshore SA  (SOSA)                COMMON      861567105      2,259     1914500    1664500    250000   1664500       250000
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Stolt-Nielsen S.A. (SNSA)                COMMON      861565109        169       27000                27000                  27000
------------------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp (TK)                COMMON      Y8564W103     40,216     1036500     297200    739300    297200       739300
------------------------------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc. (TOL)                COMMON      889478103     19,167      993100      43700    949400     43700       949400
------------------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp (UNM)                 COMMON      91529Y106     53,723     5481900     963500   4518400    963500      4518400
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  COLUMN TOTAL                                                    115,534
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    GRAND TOTAL                                                 1,318,053
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


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